COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Cash guarantees	R$ 558.2	R$ 744.0
Guarantees held for derivative instruments	R$ 197.7	R$ 376.9